Share-based Compensation - Schedule of share-based compensation cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation cost
Share-based compensation	¥ 3,882,939	¥ 3,242,810	¥ 3,174,160
Cost of revenues
Share-based compensation cost
Share-based compensation	1,185,854	823,765	758,413
Selling and marketing expenses
Share-based compensation cost
Share-based compensation	104,534	132,801	120,171
General and administrative expenses
Share-based compensation cost
Share-based compensation	1,069,850	1,119,018	1,214,995
Research and development expenses
Share-based compensation cost
Share-based compensation	¥ 1,522,701	¥ 1,167,226	¥ 1,080,581